Available-for-Sale Securities - Interest-bearing Investments in Available-for-Sale Securities (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities	$ 977,639
Short Term Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities	321,196	312,188
Maturity period of short term interest-bearing securities included in cash and cash equivalents	Longer than 90 days
Cash and Cash Equivalents [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities	$ 656,443	$ 582,574
Maturity period of short term interest-bearing securities included in cash and cash equivalents	90 days or less